Retirement benefits - Summary of Present Value of Obligation and the Fair Value of Plan Assets of the Trust (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Gratuity Plans [member]
Disclosure of defined contribution and benefit schemes [line items]
Fair value of plan assets	₨ 4,411	$ 58	₨ 4,009	₨ 4,418
Present value of defined benefit obligations	(6,004)	(79)	(5,748)	(6,310)
Net liability arising from defined benefit obligations	(1,593)	(21)	(1,739)	(1,892)
BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Disclosure of defined contribution and benefit schemes [line items]
Fair value of plan assets	25,317	334	24,213	23,437
Present value of defined benefit obligations	(25,102)	(331)	(23,751)	(22,990)
Net liability arising from defined benefit obligations